August 24, 2015
VIA EDGAR
The United States Securities
    and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject: Nationwide Life Insurance Company
Registration Statements filed on Form N-4
Nationwide Variable Account - II
BOA IV	002-75059
BOA America's VISION Annuity	033-67636
BOA America's FUTURE Annuity II	333-103093
Nationwide Destination All American Gold	333-103094
Compass All American Gold
Key All American Gold
M&T All American Gold (Variable Annuity Portfolio II)
BOA Achiever Annuity	333-103095
America's Horizon Annuity
BOA Future Venue Annuity	333-104513
Nationwide Heritage Annuity
Nationwide Destination C	333-104511
BOA Elite Venue Annuity	333-104512
Nationwide Variable Account - 9
BOA America's Future Annuity	333-28995
BOA America's Exclusive Annuity II	333-52579
BOA V	333-56073
Multi-Flex Variable Account
NEA Valuebuilder	002-75174
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and in lieu of filing under paragraph (c) of Rule 497, we hereby certify respecting the above-captioned registration statements on Form N-4 that:
(1)	the form of prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement, and
(2)	the text of the most recent amendment to the registration statement has been filed electronically.
Please contact the undersigned at 614-249-3715 with any questions regarding this filing.
Very truly yours,
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

NATIONWIDE LIFE INSURANCE COMPANY
/s/ Nicole M. Pittman
Nicole M. Pittman
Assistant General Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies